Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent events:

(a)	On January 17, 2012, the Company declared a quarterly dividend of $0.59375 per Series C preferred share, representing a distribution of $8,313,000. The dividend was paid on January 30, 2012 to all shareholders of record on January 27, 2012.

(b)	On January 19, 2012, the Company accepted the re-purchase of 11,300,000 shares of its common stock at a price of $15.00 per share, for an aggregate cost of $169,500,000, excluding fees and expenses relating to the tender offer.

(c)	On January 27, 2012, the Company acquired 100 percent of the outstanding shares of the Manager. The Company's acquisition of the Manager will increase its control over access to the first-rate services that the Manager provides to the Company on a long-term basis, and reduce certain conflicts between the Company and its directors who have interests in the Manager.

The aggregate purchase price, excluding potential balance sheet adjustments, was 4,220,728 of the Company's Class A common shares, plus additional potential payments of 39,081 of the Company's Class A common shares for each newbuilding or existing containership ordered, acquired or leased after December, 12, 2011 and prior to August 15, 2014 by the Company, Greater China Intermodal Investments LLC or Blue Water Commerce LLC and which is to be managed by the Manager or the Company. The fair value of the 4,220,728 Class A common shares was $64,282,000 at the close of market on January 27, 2012.

As the Company is in the process of evaluating the transaction, the purchase price remains subject to refinement.

(d)	On February 1, 2012, the Company declared a quarterly dividend of $0.1875 per common share, representing a distribution of $11,735,000. The dividend was paid on February 22, 2012 to all shareholders of record as of February 13, 2012. Of the $11,735,000 distribution, $7,374,000 was paid in cash and $4,361,000 was reinvested through the DRIP.

(e)	On March 7, 2012, the Company accepted delivery of the COSCO Excellence from Hyundai Samho Heavy Industries Co., Ltd.

(f)	On March 14, 2012, the Company accepted delivery of the COSCO Faith from Hyundai Ulsan Heavy Industries Co., Ltd.